Financial Risk Management - Summary of Financial Instruments, Book Value (Detail) - SEK (kr) kr in Billions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through proﬁt or loss	kr 57.0	kr 51.2
Assets at amortized cost	4.5	4.6
Assets at fair value through OCI	43.1	51.2
Financial liabilities designated at FVTPL	(35.9)	(30.7)
Financial liabilities at FVTPL - held for trading	(1.0)	(0.9)
Financial liabilities at amortized cost	(32.2)	(32.3)
Total	35.5	kr 43.1
Customer finance [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through proﬁt or loss	3.8
Total	3.8
Trade receivables [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through OCI	43.1
Total	43.1
Interest Bearing Securities
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through proﬁt or loss	26.6
Assets at amortized cost	0.5
Total	27.1
Cash equivalents [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through proﬁt or loss	23.9
Assets at amortized cost	3.8
Total	27.7
Borrowings [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities designated at FVTPL	(35.9)
Financial liabilities at amortized cost	(1.8)
Total	(37.7)
Trade payables [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at amortized cost	(30.4)
Total	(30.4)
Other financial assets [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through proﬁt or loss	1.4
Assets at amortized cost	0.2
Total	1.6
Other current receivables [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through proﬁt or loss	1.3
Total	1.3
Other current liabilities [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at FVTPL - held for trading	(1.0)
Total	kr (1.0)